25. Long-term incentive plan	12 Months Ended
Dec. 31, 2020
Long-Term Incentive Plan [Abstract]
Long-term incentive plan
25.	Long-term incentive plan

Plan 2011 – 2013, plan 2014-2016 and Plan 2018-2020

On August 5, 2011, April 10, 2014 and April 19, 2018, the long-term incentive plans were approved by the General Meeting of shareholders of TIM Participações S.A. (incorporated by TIM AS on August 31, 2020); “2011-2013 Plan”, “2014-2016 Plan” and “2018-2020 Plan” respectively, granted to senior directors and to those who occupy the position of key positions in the Company.

The 2011-2013 and 2014-2016 plans deal with the granting of stock options, while the 2018-2020 plan provides for the granting of shares (performance shares and restricted shares).

The exercise of the options of the 2011-2013 Plan is conditioned on the achievement of specific performance targets that could prevent the exercise of options, while when in the exercise of the options of the 2014-2016 Plan, the achievement of goals may affect only the acquisition price of the shares. The strike price is calculated by applying a plus or minus adjustment to the base price of the share as a result of shareholder performance, taking into account the criteria provided for in each plan.

The 2018-2020 Plan proposes to grant participants shares issued by the Company, subject to the participant’s permanence in the Company (achievement of specific goals). The number of shares may vary, for more or for less, as a result of the performance and possibly of the dividend award, considering the criteria provided for in each Grant.

The term of validity of the options of the 2011-2013 and 2014-2016 plans is 6 years and TIM S.A. has no legal or non-formalized obligation to repurchase or settle the options in cash. For the 2018-2020 plan, the term of validity has the same periodicity of 3 years related to its deficiency (Vesting). In turn, the 2018-2020 plan, in addition to considering the transfer of shares, also provides for the possibility of making payment to participants of the equivalent amount in cash.

Stock-based payment plans were originally awarded considering TIM Participações’s shares that were traded at B3. However, as part of the Corporate Restructuring (Note 1), on August 31, 2020, the Company began trading its own shares and TIM Participações’s shares ceased to be traded. As a result, TIM Participações’s shares originally granted were exchanged for TIM S.A shares. Such a modification did not impact the executives and their shares under the respective plans.

The total amount of the expense was calculated considering the fair value of the options and the value of the shares and is recognized in the results over the vesting period.

Stock Options Program Table

Granting date	Options granted	Maturity date	Base Price	Balance at the beginning of the year	Granted during the year	Exercised during the year	Expired during the year	Overdue during the year	Balance at the end of the year

Plan 2014-2016 - 3rd Grant	3,922,204	Nov 2022	R$ 8.10	419,340	-	-124,277	-	-	295,063
Plan 2014-2016 - 2nd Grant	3,355,229	Oct 2021	R$ 8.45	132,848	-	-111,077	-	-	21,771
Plan 2014-2016-1st Grant	1,687,686	Sep 2020	R$ 13.42	378,286	-	-69,708	-308,578	-	-
Plan 2011-2013 - 3rd Grant	3,072,418	July 2019	R$ 8.13	-	-	-	-	-	-
Plan 2011-2013 - 2nd Grant	2,661,752	Sep 2018	R$ 8.96	-	-	-	-	-	-
Plan 2011-2013-1st Grant	2,833,595	Aug 2017	R$ 8.84	-	-	-	-	-	-
Total	17,532,884			930,474	-	-305,062	-308,578	-	316,834
Weighted average price of the balance of grants			R$ 8.12

Identification of grant:	Shares granted	Maturity date	Grant Price	Balance at the beginning of the year	Granted during the year	Transferred during the year			Paid in cash			Canceled during the year	Balance at the end of the year
						Volume Vested	Performance change	Additional Dividends	Volume Vested	Performance change	Additional Dividends

2018-2020 Plan 3rd Grant	796,054	Apr 2023	14.40	-	796,054	-	-	-	-	-	-	-	796,054
2018-2020 Plan 2nd Grant	930,662	July 2022	11.28	897,244	-	(209,349)	(83,672)	(16,536)	-	-	-	-	687,895
2018-2020 Plan 1st Grant	849,932	Apr 2021	14.41	285,690	-	(83,181)	70	(4,655)	(2,915)	(5)	(164)	-	199,594
Total	2,576,648			1,182,934	796,054	(292,530)	(83,602)	(21,191)	(2,915)	(5)	(164)	-	1,683,543
Weighted average price of the balance of grants			13.12

 The significant data included in the model, for the Stock Option Grants, was as follows:

Granting date	Base price - weighted average share in the period of measurement of the grant	Volatility	Expected life of the option	Annual interest rate without risk
Grant 2011	R$ 8.84	51.73% p.a.	6 years	11.94% p.a.
Grant 2012	R$ 8.96	50.46% p.a.	6 years	8.89% p.a.
Grant 2013	R$ 8.13	48.45% p.a.	6 years	10.66% p.a.
Grant 2014	R$ 13.42	44.60% p.a.	6 years	10.66% p.a.
Grant 2015	R$ 8.45	35.50% p.a.	6 years	16.10% p.a.
Grant 2016	R$ 8.10	36.70% p.a.	6 years	11.73% p.a.

Note: Significant data is characteristic of an option-based plan, considering the use of fair value as the appropriate method for calculating expenses with option remuneration.

The base price of the share of each grant was calculated using the weighted averages of TIM Participações's share price, considering the following periods:

·	Plan 2011-2013-1st Grant-traded volume and trading price of TIM Participações shares in the period of 30 days prior to the date of 07/20/2011 (date on which the Board of Directors of TIM Participações approved the benefit).

·	Plan 2011–2013 – 2nd Grant – traded volume and trading price of shares of TIM Participações for the period 07/01/2012–08/31/2012.

·	Plan 2011–2013 – 3rd Grant-traded volume and trading price of TIM Participações shares for the period of 30 days prior to 07/20/2013.

·	Plan 2014-2016-1st Grant-traded volume and trading price of TIM Participações in the 30 days prior to the date defined by the Board of Directors of TIM Participações (September 29, 2014).

·	Plan 2014-2016-2nd Grant-traded volume and trading price of TIM Participações in the 30 days prior to the date defined by the Board of Directors of TIM Participações (September 29, 2015).

·	Plan 2014–2016 – 3rd Grant-traded volume and trading price of TIM Participações shares in the 30 days prior to the date defined by the Board of Directors (September 29, 2016).

·	Plan 2018–2020 – 1st Grant-traded volume and trading price of TIM Participações shares for the period 03/01/2018–03/31/2018.

·	Plan 2018–2020 – 2nd Grant-traded volume and trading price of TIM Participações shares for the period 06/01/2019–06/30/2019.

·	Plan 2018–2020 – 3rd Grant-traded volume and trading price of TIM Participações shares for the period 03/01/2020–03/31/2020.

The Company recognizes the impact of the review of original estimates, if any, on the statement of income, with a counterparty to net assets. On December 31, 2020, expenses pegged to these long-term benefit plans totaled R$ 9,999 (R$ 2,908, on December 31, 2019).